Summary of Significant Accounting Policies (Tables) - Cantor Equity Partners, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

As of September 30, 2025 and December 31, 2024, the Class A ordinary shares subject to possible redemption, as presented in the accompanying condensed consolidated balance sheets, are reconciled in the following table:

Gross proceeds	$100,000,000
Less:
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(2,410,968)
Plus:
Accretion of carrying value to redemption value	5,887,340
Class A ordinary shares subject to possible redemption, December 31, 2024	$103,476,372
Plus:
Accretion of carrying value to redemption value	3,324,807
Class A ordinary shares subject to possible redemption, September 30, 2025	$106,801,179

As of December 31, 2024 and 2023, the Class A ordinary shares subject to possible redemption, as presented in the accompanying balance sheets, are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2023	$—
Gross proceeds	100,000,000
Less:
Issuance costs allocated to Class A ordinary shares	(2,410,968)
Plus:
Accretion of carrying value to redemption value	5,887,340
Class A ordinary shares subject to possible redemption, December 31, 2024	$103,476,372

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following tables reflect the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended			For the Three Months Ended
	September 30, 2025			September 30, 2024
	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,606,382	$48,191	$401,595	$315,569	$9,467	$151,210
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	10,000,000	300,000	2,500,000	5,217,391	156,522	2,500,000
Basic and diluted net income per ordinary share	$0.16	$0.16	$0.16	$0.06	$0.06	$0.06

	For the Nine Months Ended			For the Nine Months Ended
	September 30, 2025			September 30, 2024
	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$2,540,950	$76,228	$635,237	$179,441	$5,383	$256,077
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	10,000,000	300,000	2,500,000	1,751,825	52,555	2,500,000
Basic and diluted net income per ordinary share	$0.25	$0.25	$0.25	$0.10	$0.10	$0.10

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Year Ended December 31, 2024			For the Year Ended December 31, 2023
	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$913,410	$27,402	$596,979	$—	$—	$(252,866)
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	3,825,137	114,754	2,500,000	—	—	2,500,000
Basic and diluted net income (loss) per ordinary share	$0.24	$0.24	$0.24	$—	$—	$(0.10)